Insurance Contract Liabilities and Investment Contract Liabilities - Change in Investment Contract Liabilities with DPF (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Changes In Financial Liabilities [Roll Forward]
Investment contract liabilities, change in balances on in-force policies	CAD 2,757	CAD 2,439
Investment contract liabilities, increase (decrease) in Insurance contract liabilities and Reinsurance assets	5,327	5,391
Investment contract liabilities with DPF
Reconciliation Of Changes In Financial Liabilities [Roll Forward]
Investment contract liabilities, beginning balance	605	701
Investment contract liabilities, change in balances on in-force policies	(10)	(58)
Investment contract liabilities, balances arising from new policies	1	0
Investment contract liabilities, increase (decrease) in Insurance contract liabilities and Reinsurance assets	(9)	(58)
Investment contract liabilities, foreign exchange rate movements	(34)	(38)
Investment contract liabilities, ending balance	CAD 562	CAD 605